Equity instruments	12 Months Ended
Dec. 31, 2019
Equity instruments [Abstract]
Equity instruments

7.     Equity instruments

a) Breakdown

The breakdown, by classification and type, of the balances of “Equity instruments” is as follows:

Thousand of reais	2019	2018	2017

Classification:
Financial assets held for trading	-	-	489,770
Financial Assets Measured At Fair Value Through Profit or Loss Held For Trading	2,029,470	766,333	-
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss	171,453	298,297	-
Other Financial assets designated at fair value through profit or loss	-	-	33,368
Financial assets available-for-sale	-	-	1,106,637
Financial Assets Measured At Fair Value Through Other Comprehensive Income	157,306	40,986	-
Total	2,358,229	1,105,616	1,629,775

Type:
Shares of Brazilian companies	665,027	783,475	389,113
Shares of foreign companies	-	1,933	5,347
Investment funds (1)	1,693,202	320,208	1,235,315
Total	2,358,229	1,105,616	1,629,775

Composed mainly by investment on fixed income, public and private securities.

b)  Changes

The changes in the balance of “Equity instruments - Financial assets measured at fair value through profit or loss  held for trading” were as follows:

Thousand of reais	2019	2018	2017

Balance at beginning of year	766,333	489,770	398,461
Net additions (disposals)	1,267,243	277,462	90,696
Valuation adjustments	(4,106)	(899)	613
Balance at end of year	2,029,470	766,333	489,770

The changes in the balance of “Equity instruments - Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss” were as follows:

Thousand of reais	2019	2018	2017

Balance at beginning of year	298,297	33,368	42,455
Net additions (disposals)	(126,893)	143,291	(1,586)
Valuation adjustments	49	121,638	(7,501)
Balance at end of year	171,453	298,297	33,368

The changes in the balance of “Equity instruments - Financial Assets Measured At Fair Value Through Other Comprehensive Income” were as follows:

Thousand of reais	2019	2018	2017

Balance at beginning of year	40,986	1,106,637	1,985,473
Net additions (disposals)	238,758	(1,034,219)	(830,395)
Valuation adjustments	(122,438)	(31,432)	(48,441)
Balance at end of year	157,306	40,986	1,106,637